SECURED CONVERTIBLE PROMISSORY NOTES	9 Months Ended
Sep. 30, 2013
SECURED CONVERTIBLE PROMISSORY NOTES [Abstract]
SECURED CONVERTIBLE PROMISSORY NOTES

NOTE 10 - SECURED CONVERTIBLE PROMISSORY NOTES

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In September  2013,  the Company  commenced a private  offering of $2,000,000 of

Secured  Convertible  Promissory  Notes in order to complete the purchase of the remaining 37.5% working interest in the Five Jab properties discussed in Note 1.

These promissory notes are due in September 2014 including  interest at the rate of 10% per annum on the unpaid  balance and are  convertible  into shares of the

Company's  common stock in whole or in part at a  conversion  price of $3.60 per share 6 months after issuance of the promissory  note. One of the subscribers of this  offering  was Tincup Oil and Gas,  LLC,  which  subscribed  for a $250,000 promissory  note.  A director  of the Company is a member of Tincup Oil and Gas,

LLC. The offering was not fully  subscribed  for and  therefore at September 30,

2013 the Company owes $1,535,000.

Separately and apart, an officer and director of the Company,  agreed to make up the difference of the Secured  Convertible  Promissory Note Offering towards the purchase  price of the Five  Jab  properties  in a  separate  transaction  under separate  terms with the  Company.  The  officer and  director  in exchange  for secured convertible  promissory notes provided the Company each with $300,000 in cash or a total of $600,000.  Their  promissory notes have a due date of January

2, 2014  including  interest at the rate of 10% per annum on the unpaid  balance and allow for the  conversion  of the  promissory  notes at issuance into common stock  in whole  or in part at a  conversion  price  of  $3.60  per  share.  The promissory  notes  provide  that in  addition to having a due date of January 2,

2014,  that at the due date they will each receive a $7,500  payment of fees. If the promissory notes are not paid at January 2, 2014, the Company is required to take immediate  steps to liquidate the Five Jab properties and the due date will be extended  to April 2, 2014.  At January 2, 2014,  the Company  failed to make payment on the notes.  At that time Mr.  Pollard and Ranew each  entered into an

Extension and Waiver with the Company.  The  Extension and Waiver  provides that the payment date shall be extended to April 2, 2014 and both holders have waived the  provision  that steps be taken to  liquidate  the secured  property at this time.  If  payment is made at April 2,  2014,  they will each  receive a $15,000 payment of fees. If the property has not been liquidated at such date, they will each be  assigned an 11.25%  working  interest  in the Five Jab  properties.  At

September 30, 2013, the Company owes $600,000  including accrued interest in the amount of $4,822.

The Secured Convertible Promissory Notes are secured by the Company's 75% of the right,  title and working  interest in 1,955 gross  leasehold acres known as the

Five Jab  properties  including  13  producing  wells,  9  service  wells and 14 additional wellbores located in the States of Texas and Louisiana.